Note 12 - Tax Expense	9 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of income tax [text block]
1 2 .	TAX EXPENSE
Income tax expense is accrued upon recognition of revenue and is withheld at source on remittances from China.